EQUITY - Allocation of interim dividend and interest on equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Apr. 26, 2022	Dec. 31, 2022	Dec. 31, 2021
EQUITY
IOE, Gross amount		R$ 2,075,000	R$ 2,735,000
Dividends, Gross Amount		1,000,000	1,500,000
IOE and Dividends, Total Gross Amount			6,263,524
IOE and Dividends, Net Value		2,763,750	5,853,274
Dividends, net	R$ 2,028,524
Reversal of unclaimed dividends and interest on equity		167,449	116,236
02/25/2022
EQUITY
IOE, Gross amount		180,000
IOE, Net Value		R$ 153,000
IOE, Amount per Share, Net		R$ 0.091286
03/31/2022
EQUITY
IOE, Gross amount		R$ 250,000
IOE, Net Value		R$ 212,500
IOE, Amount per Share, Net		R$ 0.126898
04/29/2022
EQUITY
IOE, Gross amount		R$ 150,000
IOE, Net Value		R$ 127,500
IOE, Amount per Share, Net		R$ 0.076179
06/30/2022
EQUITY
IOE, Gross amount		R$ 480,000
IOE, Net Value		R$ 408,000
IOE, Amount per Share, Net		R$ 0.244216
08/31/2022
EQUITY
IOE, Gross amount		R$ 300,000
IOE, Net Value		R$ 255,000
IOE, Amount per Share, Net		R$ 0.152788
12/29/2022
EQUITY
IOE, Gross amount		R$ 715,000
IOE, Net Value		R$ 607,750
IOE, Amount per Share, Net		R$ 0.364995
Dividends, Gross Amount		R$ 1,000,000
Dividends, Net Value		R$ 1,000,000
Dividends, Amount per Share, Net		R$ 0.601122
02/26/2021
EQUITY
IOE, Gross amount			150,000
IOE, Net Value			R$ 127,500
IOE, Amount per Share, Net			R$ 0.075561
03/31/2021
EQUITY
IOE, Gross amount			R$ 270,000
IOE, Net Value			R$ 229,500
IOE, Amount per Share, Net			R$ 0.136084
04/30/2021
EQUITY
IOE, Gross amount			R$ 280,000
IOE, Net Value			R$ 238,000
IOE, Amount per Share, Net			R$ 0.141197
06/30/2021
EQUITY
IOE, Gross amount			R$ 630,000
IOE, Net Value			R$ 535,500
IOE, Amount per Share, Net			R$ 0.317815
09/30/2021
EQUITY
IOE, Gross amount			R$ 600,000
IOE, Net Value			R$ 510,000
IOE, Amount per Share, Net			R$ 0.303695
12/27/2021
EQUITY
IOE, Gross amount			R$ 805,000
IOE, Net Value			R$ 684,250
IOE, Amount per Share, Net			R$ 0.408035
Dividends, Gross Amount			R$ 1,500,000
Dividends, Net Value			R$ 1,500,000
Dividends, Amount per Share, Net			R$ 0.894487
04/26/2022
EQUITY
Dividends, Gross Amount			R$ 2,028,524
Dividends, Net Value			R$ 2,028,524
Dividends, Amount per Share, Net			R$ 1.212002